9. Other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Other Receivables Tables Abstract
Other receivables
	2018	2017
		Restated

Receivable from Paes Mendonça (note 9.1)	-	532
Accounts receivable from insurers (i)	213	208
Receivable from the sale of subsidiaries (note 9.2)	82	81
Lease receivables	44	48
Receivables from sale of real estate properties	40	5
Other	67	47
Allowance for doubtful accounts	(16)	(12)
	430	909

Current	302	267
Noncurrent	128	642

(i)             The 2017 balance includes R$174 related to the amount to be reimbursed by the insurance company related to losses from the fire in the distribution center located in Osasco that occurred on December 27, 2017.

Other receivables allowance for doubtful accounts
	2018	2017	2016

At the beginning of the year	(12)	(7)	(8)
Allowance booked for the year	(4)	(9)	-
Write-off of receivables	13	-	4
Assets held for sale and discontinued operations (note 32)	(13)	4	(3)
At the end of the year	(16)	(12)	(7)